Fair Values for the Awards Below are Based on the Fair Value at the Respective Transaction Dates, as the Awards are Classified as Liability Awards (Parenthetical) (Detail) (Restricted Stock, Executive Officer, USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restricted Stock | Executive Officer
Employee Benefits Disclosure [Line Items]
Value of shares withheld for employee tax requirements	$ 15.4	$ 6.9	$ 0.6
Shares issued	1.1